Notes Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
SPD Bank	$ 15,398	95,539	81,990
Total notes payable	$ 15,398	95,539	81,990